TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets
Allowance for credit loss	$ 78,810	$ 95,169
Reserve for inventory	4,580	1,775
Operating lease liabilities	43,346	46,784
Net operating loss carried forward	383,524	331,241
Total deferred tax assets	510,260	474,969
Valuation allowance	(445,403)	(359,904)	$ (188,994)
Deferred tax assets, net of valuation allowance	64,857	115,065
Net off deferred tax liabilities	(17,272)	(62,877)
Deferred tax assets, net	47,585	52,188
Deferred tax liabilities
Finance lease		28,692
Right-of-use assets	17,350	39,359
Deferred tax liabilities	17,350	68,051
Net off deferred tax assets	(17,272)	(62,877)
Deferred tax liabilities, net	$ 78	$ 5,174